Nature of Operations (Additional Information) (Details) - BHE - Cove Point	Sep. 30, 2023	Jul. 31, 2023
Discontinued Operations, Held for Sale
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of equity interests sold	50.00%
GT&S Transaction
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of noncontrolling limited partnership interest retained		50.00%